Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,708,000.00
Previously Paid Amount	0.00
Total Fee Amount	235.87
Total Offset Amount	0.00
Net Fee	235.87
Narrative - Max Aggregate Offering Price	$ 1,708,000.00
Final Prospectus	true